Statements Of Financial Condition	Dec. 31, 2016 USD ($) $ / item	Dec. 31, 2015 USD ($) $ / item
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 172,886,333	$ 122,195,202
Due from the Master Fund	2,876,148	1,304,389
Cash	2,119,000	52,684
TOTAL	177,881,481	123,552,275
LIABILITIES:
Capital contributions received in advance	2,119,000	50,000
Capital withdrawal payable to Limited Partners	2,076,148	1,004,389
Capital withdrawal payable to General Partner	800,000	300,000
Due to the Master Fund		2,654
Total liabilities	4,995,148	1,357,043
PARTNERS' CAPITAL:
General Partner	2,779,224	3,041,602
Total limited partners	170,107,109	119,153,630
Total partners' capital	172,886,333	122,195,232
TOTAL	177,881,481	123,552,275
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 158,782,193	$ 108,146,251
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,129.40	1,018.85
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 8,846,058	$ 8,380,703
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,260.50	1,125.05
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 2,478,858	$ 2,626,676
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,283.96	1,143.22
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $27,441,546 and $30,540,808)	$ 27,428,997	$ 30,521,416
Net unrealized appreciation on open futures and forward currency contracts	5,155,330	4,044,127
Due from brokers	547,898	6,174,878
Cash denominated in foreign currencies (cost $6,590,374 and $4,266,766)	6,335,327	4,195,504
Total equity in trading accounts	39,467,552	44,935,925
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $179,527,858 and $118,488,573)	179,440,654	118,372,238
CASH AND CASH EQUIVALENTS	19,892,072	6,904,511
ACCRUED INTEREST RECEIVABLE	414,884	244,041
DUE FROM MILLBURN MULTI-MARKETS LTD.	100	1,770
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.		2,654
TOTAL	239,215,262	170,461,139
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts		322,688
Capital withdrawal payable to Limited Partners	2,929,148	1,409,085
Capital withdrawal payable to General Partner	3,294,748	142,581
Management fee payable	320,223	221,009
Selling commissions payable	271,795	184,527
Accrued expenses	184,565	116,361
Due to brokers	1,390,404
Commissions and other trading fees on open futures contracts	24,334	17,673
Total liabilities	8,415,217	2,413,924
PARTNERS' CAPITAL:
Total partners' capital	230,800,045	168,047,215
TOTAL	$ 239,215,262	$ 170,461,139